7. Goodwill And Intangible Assets, Net (Details 1)	Dec. 31, 2013 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
2014	6,771,683	$ 1,118,602
2015	9,227,112	1,524,210
2016	7,988,308	1,319,574
2017	6,423,361	1,061,064
2018	2,815,343	465,062
Thereafter